Related Party Transactions (Details) - USD ($)			1 Months Ended			12 Months Ended
	Jan. 07, 2021	Jan. 06, 2021	Sep. 29, 2020	Mar. 31, 2019	Nov. 30, 2018	Dec. 31, 2021	Jan. 28, 2022	Jan. 11, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Converted basis, percentage			20.00%
Monthly rent payment	$ 10,000
Incurred and paid						$ 118,065
Related party, description			the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note is non-interest bearing and is payable on the earlier of (i) June 30, 2021, (ii) the consummation of the Initial Public Offering or (iii) the date on which the Company determines not to proceed with the Initial Public Offering.
Borrowings outstanding									$ 155,000
Outstanding balance repaid								$ 155,000
Working capital loans						5,274,936
Incurred expenses						200,000
Manscaped Holdings, LLC [Member]
Related Party Transactions (Details) [Line Items]
Promissory note agreements amount				$ 2,000,000	$ 1,000,000
Convertible notes interest rate				6.00%	6.00%
Accrued interest outstanding				$ 2,100,000	$ 1,100,000
Related party transaction converted shares (in Shares)				1,366,376	1,850,259.8
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Working capital loans						$ 1,500,000
Warrant price (in Dollars per share)						$ 1
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Sponsor fees			$ 25,000
Founder shares (in Shares)			5,750,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Forfeiture shares (in Shares)			750,000
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Working capital loan							$ 200,000
Lee Strategic Services Agreement [Member]
Related Party Transactions (Details) [Line Items]
Incurred and paid						$ 147,984
Business Combination [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Business combination, description						The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Business Combination [Member] | Chief Financial Officer [Member]
Related Party Transactions (Details) [Line Items]
Service fee		$ 12,500